Restricted Investments - Restricted Investment Balance (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash and Investments [Abstract]
Restricted investments	$ 77,361	$ 73,385
BOEM platform abandonment [Member]
Restricted Cash and Investments [Abstract]
Restricted investments	69,954	66,373
BOEM lease bonds [Member]
Restricted Cash and Investments [Abstract]
Restricted investments	794	794
SPBPC Collateral Contractual pipeline and surface facilities abandonment [Member]
Restricted Cash and Investments [Abstract]
Restricted investments	2,701	2,306
SPBPC Collateral California State Lands Commission pipeline right-of-way bond [Member]
Restricted Cash and Investments [Abstract]
Restricted investments	3,005	3,005
SPBPC Collateral City of Long Beach pipeline facility permit [Member]
Restricted Cash and Investments [Abstract]
Restricted investments	500	500
SPBPC Collateral Federal pipeline right-of-way bond [Member]
Restricted Cash and Investments [Abstract]
Restricted investments	307	307
SPBPC Collateral Port of Long Beach pipeline license [Member]
Restricted Cash and Investments [Abstract]
Restricted investments	$ 100	$ 100